Bank Borrowings	12 Months Ended
Dec. 31, 2025
Bank Borrowings
Bank Borrowings

15. Bank Borrowings

Bank borrowings consisted of the following:

	December 31,
	2025	2024

	(in US$’000)
Current	24,971	23,372
Non-current	68,189	59,434
	93,160	82,806

The weighted average interest rate for outstanding bank borrowings for the years ended December 31, 2025 and 2024 was 2.73% per annum and 3.02% per annum respectively. The carrying amounts of the Group’s outstanding bank borrowings as at December 31, 2025 and 2024 were denominated in RMB.

(i)	Short-term working capital loan facility

In October 2025, a bank extended a short-term unsecured working capital loan facility to a subsidiary in the amount of US$28,462,000 (RMB200,000,000) with an annual interest rate at the 1-year China Loan Prime Rate (“LPR”) less 0.89%. As at December 31, 2025, US$20,228,000 (RMB142,142,000) was drawn from the facility.

In October 2024, the subsidiary entered into a short-term unsecured working capital loan facility with the bank in the amount of US$40,769,000 (RMB300,000,000) with an annual interest rate at the 1-year China LPR less 0.82%. As at December 31, 2024, US$22,167,000 (RMB163,119,000) was drawn from the facility.

(ii)	10-year fixed asset loan facility

In October 2021, a subsidiary entered into a 10-year fixed asset loan facility agreement with the bank for the provision of a secured credit facility in the amount of US$107,425,000 (RMB754,880,000) with an annual interest rate at the 5-year China LPR less 0.8% (which was supplemented in June 2022) and interest payments commencing upon completion of the underlying construction in progress. This credit facility is guaranteed by the immediate holding company of the subsidiary and secured by the underlying leasehold land and buildings (Shanghai manufacturing facility). For the years ended December 31, 2025 and 2024, US$1,479,000 (RMB10,390,000) and nil were repaid respectively, and cannot be further drawn from the facility. The outstanding bank borrowings were US$72,932,000 (RMB512,496,000) and US$60,639,000 (RMB446,212,000) as at December 31, 2025 and 2024 respectively.

For the years ended December 31, 2025 and 2024, nil and US$44,000 interest was capitalized respectively.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	December 31,
	2025	2024

	(in US$’000)
Not later than 1 year	24,971	23,372
Between 1 to 3 years	14,153	6,426
Between 3 to 4 years	14,572	8,033
Between 4 to 5 years	15,405	12,049
Later than 5 years	24,059	32,926
	93,160	82,806

As at December 31, 2025 and 2024, the Group had aggregate unutilized bank borrowing facilities of US$41,248,000 and US$60,549,000 respectively.